Contents of Significant Accounts - Summary of Consideration Received and Loss Recognized (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received	$ 4,617
Add: Non-controllinginterests	466,768	$ 410,065	$ 13,709	$ 956,808	$ 2,161,729
UNISTARS CORP. [member]
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received	4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controllinginterests	7,074
Less: Goodwill	(176)
Loss on disposal of subsidiary	$ (31,856)